Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of share capital
	Number of shares December 31		Number of shares December 31
	Authorized 2021	Issued and paid 2021	Authorized 2020	Issued and paid 2020
Ordinary shares of no par value	60,000,000	10,943,534	30,000,000	5,582,922

Schedule of summarizes the movement in share capital
	Ordinary shares
	2021	2020

Issued and paid-in share capital as at January 1	5,582,922	5,164,878
Issued for cash during the period	2,000,000	418,044
Exercise of share warrants and options during the year	3,083,940	-
Conversion of SAFE instruments	276,672	-
Issued and paid-in share capital as at December 31	10,943,534	5,582,922